Stock-based payment plans - Options and warrants outstanding and weighted-average exercise prices (Details) Options in Thousands, EquityInstruments in Thousands		12 Months Ended
	Jun. 18, 2016	Dec. 31, 2017 USD ($) Options EquityInstruments	Dec. 31, 2016 USD ($) Options EquityInstruments	Dec. 31, 2015 USD ($) Options EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate	0.125
8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		0.125
Weighted-average exercise prices
Weighted average exercise price of share options and warrants outstanding in share-based payment arrangement at beginning of period | $		$ 0.88	$ 0.82	$ 0.65
Granted during the year | $			1.52	1.23
Forfeited during the year | $		1.48	1.35	0.67
Exercised during the year | $		0.87	0.45	0.30
Weighted average exercise price of share options and warrants outstanding in share-based payment arrangement at end of period | $		$ 1.05	0.88	$ 0.82
1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		1
Weighted-average exercise prices
Weighted average exercise price of share options and warrants outstanding in share-based payment arrangement at beginning of period | $		$ 16.64
Granted during the year | $		30.43	16.64
Forfeited during the year | $		22.02	15.85
Exercised during the year | $		18.59
Weighted average exercise price of share options and warrants outstanding in share-based payment arrangement at end of period | $		$ 21.97	$ 16.64
Stock Options [member] | 8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		0.125
Stock options
Number of stock options outstanding in share-based payment arrangement at beginning of period | Options		16,778	16,788	12,575
Granted during the year | Options			1,934	5,831
Forfeited during the year | Options		(363)	(976)	(1,545)
Exercised during the year | Options		(4,876)	(968)	(73)
Number of stock options outstanding in share-based payment arrangement at end of period | Options		11,539	16,778	16,788
Stock Options [member] | 1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		1
Stock options
Number of stock options outstanding in share-based payment arrangement at beginning of period | Options		731
Granted during the year | Options		203	735
Forfeited during the year | Options		(43)	(4)
Exercised during the year | Options		(51)
Number of stock options outstanding in share-based payment arrangement at end of period | Options		840	731
Employee Warrants (BSPCE) [member] | 8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		0.125
Warrants
Unvested balance at beginning of period		3,628	3,936	4,060
Granted during the year			289	471
Forfeited during the year		(104)	(193)	(392)
Exercised during the year		(1,752)	(404)	(203)
Unvested balance at end of period		1,772	3,628	3,936
Employee Warrants (BSPCE) [member] | 1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate			1
Warrants
Unvested balance at beginning of period		93
Granted during the year		41	94
Forfeited during the year		(10)	(1)
Exercised during the year		(3)
Unvested balance at end of period		121	93
Warrants (BSA) [member] | 8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate			0.125
Warrants
Unvested balance at beginning of period		300	330	330
Granted during the year			300
Exercised during the year			(330)
Unvested balance at end of period		300	300	330
Warrants (BSA) [member] | 1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		1
Warrants
Unvested balance at beginning of period		18
Granted during the year		32	18
Unvested balance at end of period		50	18